SEGMENT INFORMATION - GEOGRAPHIC INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	¥ 3,366,503	$ 491,647	¥ 2,563,005	¥ 1,718,871
Long-lived assets including property and equipment, net and land use rights, net	3,127,352		987,714
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,528,591		2,366,078	1,710,756
Long-lived assets including property and equipment, net and land use rights, net	1,107,759		776,483
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	16,914		10,226	3,668
Long-lived assets including property and equipment, net and land use rights, net	12,918		3,013
The US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	188,111		24,977	¥ 4,447
Long-lived assets including property and equipment, net and land use rights, net	440,053		52,184
The UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	632,887		161,724
Long-lived assets including property and equipment, net and land use rights, net	¥ 1,566,622		¥ 156,034